Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expenses	$ 166,790	$ 324,405	$ 314,413
Software purchase		1,500,000
Carrying amount software	1,350,000
Disposition software	0
Impairment loss on intangible assets	$ 1,350,000	$ 356,676